Employee benefit plans - Amounts in Accumulated Other Comprehensive Income, Pre-Tax, That Have Not Yet Been Recognized as Components of Net Periodic Benefit Cost (Detail) ¥ in Millions	Mar. 31, 2016 JPY (¥)
Employee benefit plans
Net actuarial loss	¥ 56,688
Net prior service cost	(8,236)
Total	¥ 48,452